INCOME TAXES (Tables)	6 Months Ended
Jun. 30, 2024
Income Tax Disclosure [Abstract]
SCHEDULE OF INCOME TAX PROVISION	The components of the income tax provision are:
	For the six months ended June 30,
	2024	2023
Current	$289,039	$249,200
Deferred	-	-
Total income tax provision	$289,039	$249,200

SCHEDULE OF STATUTORY INCOME TAX RATE AND EFFECTIVE INCOME TAX RATE

The reconciliations of the statutory income tax rate and the Company’s effective income tax rate are as follows:

	For the six months ended June 30,
	2024	2023
Net income before provision for income taxes	$(24,208)	$921,237
PRC statutory tax rate	25%	25%
Income tax at statutory tax rate	(6,052)	230,309

Changes in valuation allowance	167,204	13,405
Effect of income tax rate differences in jurisdictions other than mainland China	120,809	291
Tax effect of non-deductible items	7,078	5,195
Income tax expense	$289,039	$249,200
Effective tax rates	(1194)%	27%